                                                                                                                                                                October 28, 2004

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:          Evergreen Municipal Trust (the "Trust")
                   Evergreen Southern State Municipal Bond Funds
                                Evergreen Florida High Income Municipal Bond Fund
                                Evergreen Florida Municipal Bond Fund
                                Evergreen Georgia Municipal Bond Fund
                                Evergreen Maryland Municipal Bond Fund
                                Evergreen North Carolina Municipal Bond Fund
                                Evergreen Virginia Municipal Bond Fund
                                                (collectively, the "Funds")
                                Post-Effective Amendment No. 41 to Registration Statement
                                                No. 333-36033/811-08367

Ladies and Gentlemen:

                On behalf of the Evergreen Municipal Trust, a Delaware statutory trust (the "Registrant"),  we submit for filing with this letter pursuant to the Securities Act of 1933,  as amended (the "1933  Act"),  and the Investment  Company Act of 1940, as amended,  Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A (the "Amendment") of the Registrant.

                This Amendment is being filed pursuant to Rule 485(a) under the 1933 Act (i) for the purpose of adding new disclosure in order to comply with the SEC's final rule regarding disclosure of policies relating to market timing, fair value and portfolio holdings, and (ii) to make such other non-material changes as the Trust may deem appropriate.

                As discussed with SEC staff examiner Jim O'Connor today, the disclosure related to market timing and portfolio holdings policies will be identical in any subsequent filing for the Funds in the Evergreen complex.  The disclosure related to the fair value policy will also be identical in any subsequent filing for the Funds in the Evergreen complex, except that the registration statement for the Evergreen Asset Allocation Funds, all series within the Evergreen Equity Trust, and the Evergreen Short and Intermediate Term Bond Funds and Evergreen Intermediate and Long Term Bond Funds, whose series are within both the Evergreen Fixed Income Trust and Evergreen Select Fixed Income Trust, will have additional disclosure related to particular portfolio holdings and their fair value treatment. Consequently, we shall do filings pursuant to Rule 485(a) for the Evergreen Southern State Municipal Bond Funds (filed herein), and for the Evergreen Asset Allocation Funds, Evergreen Short and Intermediate Term Bond Funds, and Evergreen Intermediate and Long Term Bond Funds.  All other registration statement filings will be done pursuant to Rule 485(b).  Our conversation with the SEC staff examiner indicates that this is an appropriate plan for our upcoming fund filings.

                To my knowledge, the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(a).

                If you have any questions or would like further information, please call me at (617) 210-3676.

                                                                                                                                                Very truly yours,
                                                                                                                                                /s/ Catherine F. Kennedy
                                                                                                                                                Catherine F. Kennedy

cc:           David Mahaffey
                Sullivan & Worcester LLP